Document And Entity Information	12 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	Oxford Park Income Fund, Inc.
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001959353
Document Period End Date	Sep. 30, 2023